Quarterly Report
May 31, 2023
MFS®  Core Equity Fund
RGI-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.3%
Boeing Co. (a)	130,804	$26,906,383
General Dynamics Corp.	83,917	17,134,173
Honeywell International, Inc.	189,192	36,249,187
Howmet Aerospace, Inc.	289,264	12,366,036
Leidos Holdings, Inc.	281,814	21,998,401
Raytheon Technologies Corp.	216,567	19,954,483
		$134,608,663
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	55,207	$13,413,645
Apparel Manufacturers – 0.6%
Deckers Outdoor Corp. (a)	42,106	$20,000,350
VF Corp.	694,712	11,962,941
		$31,963,291
Automotive – 0.5%
Aptiv PLC (a)	166,148	$14,634,316
LKQ Corp.	273,465	14,425,279
		$29,059,595
Biotechnology – 0.1%
Adaptive Biotechnologies Corp. (a)	356,757	$2,483,029
Oxford Nanopore Technologies PLC (a)	704,050	2,366,419
		$4,849,448
Broadcasting – 0.9%
Omnicom Group, Inc.	130,518	$11,510,382
Walt Disney Co. (a)	346,432	30,472,159
Warner Bros. Discovery, Inc. (a)	844,376	9,524,561
		$51,507,102
Brokerage & Asset Managers – 1.7%
Cboe Global Markets, Inc.	41,951	$5,555,152
Charles Schwab Corp.	386,566	20,368,163
CME Group, Inc.	116,532	20,830,095
Invesco Ltd.	1,320,827	18,993,492
KKR & Co., Inc.	433,527	22,322,305
Raymond James Financial, Inc.	118,272	10,685,875
		$98,755,082
Business Services – 2.5%
Accenture PLC, “A”	171,298	$52,403,484
Amdocs Ltd.	130,298	12,270,163
Fidelity National Information Services, Inc.	117,885	6,432,984
Fiserv, Inc. (a)	120,791	13,551,542
Morningstar, Inc.	46,592	9,537,382
Thoughtworks Holding, Inc. (a)	645,988	5,322,941
TriNet Group, Inc. (a)	114,077	10,138,023
Tyler Technologies, Inc. (a)	37,563	14,911,009
WNS (Holdings) Ltd., ADR (a)	292,551	22,731,213
		$147,298,741
Cable TV – 0.5%
Cable One, Inc.	44,857	$27,444,858

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.4%
Eastman Chemical Co.	179,796	$13,860,474
Element Solutions, Inc.	334,877	6,004,344
		$19,864,818
Computer Software – 11.0%
Adobe Systems, Inc. (a)	95,760	$40,007,570
Autodesk, Inc. (a)	103,603	20,657,402
Black Knight, Inc. (a)	214,646	12,402,246
Cadence Design Systems, Inc. (a)	193,382	44,653,838
Check Point Software Technologies Ltd. (a)	66,270	8,271,159
Dun & Bradstreet Holdings, Inc.	1,960,433	19,604,330
Flywire Corp. (a)	220,227	6,615,619
Microsoft Corp. (s)	1,272,234	417,788,923
NICE Systems Ltd., ADR (a)	91,132	18,767,724
Salesforce, Inc. (a)	226,994	50,705,920
		$639,474,731
Computer Software - Systems – 8.5%
Apple, Inc. (s)	2,295,244	$406,831,999
Block, Inc., “A” (a)	187,540	11,325,541
Five9, Inc. (a)	80,323	5,310,153
Rapid7, Inc. (a)	167,604	7,998,063
ServiceNow, Inc. (a)	94,182	51,308,470
Zebra Technologies Corp., “A” (a)	45,476	11,940,633
		$494,714,859
Construction – 1.3%
AvalonBay Communities, Inc., REIT	108,825	$18,933,373
AZEK Co., Inc. (a)	397,445	9,240,596
Masco Corp.	288,311	13,931,188
Sherwin-Williams Co.	79,099	18,017,170
Vulcan Materials Co.	87,389	17,084,550
		$77,206,877
Consumer Products – 1.4%
Colgate-Palmolive Co.	308,259	$22,928,304
International Flavors & Fragrances, Inc.	110,776	8,561,877
Kenvue, Inc. (a)	260,251	6,529,698
Kimberly-Clark Corp.	106,160	14,255,165
Procter & Gamble Co.	185,581	26,445,292
		$78,720,336
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	8,576	$21,515,211
Bright Horizons Family Solutions, Inc. (a)	161,498	13,824,229
Grand Canyon Education, Inc. (a)	71,712	7,512,549
		$42,851,989
Containers – 0.2%
Crown Holdings, Inc.	122,554	$9,342,291
Electrical Equipment – 1.8%
AMETEK, Inc.	237,407	$34,440,633
Amphenol Corp., “A”	188,873	14,250,468
Johnson Controls International PLC	445,415	26,591,276
nVent Electric PLC	203,635	8,833,686
Sensata Technologies Holding PLC	314,762	13,068,918
TE Connectivity Ltd.	37,372	4,577,323
		$101,762,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.0%
Advanced Micro Devices (a)	258,114	$30,511,656
Analog Devices, Inc.	208,221	36,998,790
Applied Materials, Inc.	345,389	46,040,354
Broadcom, Inc.	100,254	81,001,222
Lam Research Corp.	67,739	41,774,641
Marvell Technology, Inc.	669,780	39,175,432
Monolithic Power Systems, Inc.	33,971	16,642,733
NXP Semiconductors N.V.	163,242	29,236,642
Texas Instruments, Inc.	147,931	25,722,242
		$347,103,712
Energy - Independent – 1.6%
ConocoPhillips	343,396	$34,099,223
Diamondback Energy, Inc.	179,950	22,880,642
Hess Corp.	125,512	15,898,605
Phillips 66	123,865	11,347,273
Valero Energy Corp.	97,547	10,441,431
		$94,667,174
Energy - Integrated – 2.0%
Exxon Mobil Corp. (s)	1,126,893	$115,145,927
Energy - Renewables – 0.1%
Enphase Energy, Inc. (a)	31,293	$5,441,227
Generac Holdings, Inc. (a)	20,190	2,199,095
		$7,640,322
Engineering - Construction – 0.5%
APi Group, Inc. (a)	537,998	$12,158,755
Jacobs Solutions, Inc.	161,117	17,658,423
		$29,817,178
Entertainment – 0.2%
Spotify Technology S.A. (a)	25,956	$3,864,848
Vivid Seats, Inc., “A” (a)(l)	693,903	5,072,431
		$8,937,279
Food & Beverages – 2.6%
Archer Daniels Midland Co.	204,334	$14,436,197
Coca-Cola Co.	162,750	9,709,665
Coca-Cola Europacific Partners PLC	219,370	13,686,495
J.M. Smucker Co.	66,902	9,807,164
Mondelez International, Inc.	574,198	42,151,875
Oatly Group AB, ADR (a)(l)	2,352,190	3,716,460
PepsiCo, Inc.	320,412	58,427,128
		$151,934,984
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	1,041,230	$30,528,864
Gaming & Lodging – 0.6%
International Game Technology PLC	456,522	$11,198,485
Las Vegas Sands Corp. (a)	82,290	4,536,648
Marriott International, Inc., “A”	96,797	16,241,568
		$31,976,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.8%
Dollar General Corp.	144,721	$29,101,946
Dollar Tree, Inc. (a)	145,490	19,623,691
		$48,725,637
Health Maintenance Organizations – 1.1%
Cigna Group	257,649	$63,744,939
Insurance – 3.5%
Aon PLC	178,086	$54,902,133
Arthur J. Gallagher & Co.	166,783	33,411,638
Assurant, Inc.	68,116	8,173,239
Chubb Ltd.	177,813	33,037,655
Hartford Financial Services Group, Inc.	241,138	16,522,776
MetLife, Inc.	247,985	12,287,657
Reinsurance Group of America, Inc.	75,609	10,585,260
Voya Financial, Inc.	223,066	15,123,875
Willis Towers Watson PLC	90,381	19,779,882
		$203,824,115
Internet – 4.6%
Alphabet, Inc., “A” (a)(s)	2,073,557	$254,777,948
Gartner, Inc. (a)	34,037	11,669,926
		$266,447,874
Leisure & Toys – 0.8%
Electronic Arts, Inc.	205,136	$26,257,408
Funko, Inc., “A” (a)	668,132	8,151,210
Take-Two Interactive Software, Inc. (a)	85,602	11,789,964
		$46,198,582
Machinery & Tools – 2.1%
Dover Corp.	110,757	$14,767,231
Eaton Corp. PLC	228,944	40,271,250
Flowserve Corp.	165,032	5,371,792
Ingersoll Rand, Inc.	235,384	13,336,857
PACCAR, Inc.	194,221	13,358,520
Regal Rexnord Corp.	86,277	11,206,520
Wabtec Corp.	216,137	20,020,770
		$118,332,940
Major Banks – 3.1%
JPMorgan Chase & Co.	653,093	$88,631,251
Morgan Stanley	417,357	34,123,108
PNC Financial Services Group, Inc.	152,742	17,692,106
Regions Financial Corp.	950,193	16,409,833
Wells Fargo & Co.	573,255	22,821,282
		$179,677,580
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	287,127	$17,807,617
ICON PLC (a)	151,942	32,368,204
McKesson Corp.	104,766	40,946,743
Veeva Systems, Inc. (a)	91,691	15,193,199
		$106,315,763
Medical Equipment – 4.9%
Agilent Technologies, Inc.	143,086	$16,550,758
Becton, Dickinson and Co.	220,651	53,344,586
Boston Scientific Corp. (a)	1,172,495	60,360,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Envista Holdings Corp. (a)	300,789	$9,592,161
Maravai Lifesciences Holdings, Inc., “A” (a)	1,621,535	20,820,509
Medtronic PLC	748,609	61,954,881
Quidel Corp. (a)	203,752	17,347,445
Shockwave Medical, Inc. (a)	17,073	4,696,612
STERIS PLC	181,218	36,238,163
		$280,905,158
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	85,971	$12,016,167
Network & Telecom – 0.7%
Equinix, Inc., REIT	28,027	$20,895,530
Motorola Solutions, Inc.	65,065	18,343,125
		$39,238,655
Oil Services – 0.5%
Cactus, Inc., “A”	302,409	$9,550,076
Schlumberger Ltd.	457,852	19,609,801
		$29,159,877
Other Banks & Diversified Financials – 3.4%
American Express Co.	135,962	$21,558,135
First Interstate BancSystem, Inc.	257,936	5,687,489
M&T Bank Corp.	160,244	19,094,675
Moody's Corp.	81,950	25,968,316
Northern Trust Corp.	100,603	7,235,368
SLM Corp.	960,812	14,661,991
United Community Bank, Inc.	242,122	5,474,378
Visa, Inc., “A”	447,986	99,018,345
		$198,698,697
Pharmaceuticals – 6.6%
Eli Lilly & Co.	161,915	$69,536,016
Johnson & Johnson	477,860	74,096,972
Merck & Co., Inc.	595,779	65,779,959
Organon & Co.	668,284	12,958,027
Pfizer, Inc.	1,397,094	53,117,514
Vertex Pharmaceuticals, Inc. (a)	178,505	57,758,863
Zoetis, Inc.	293,840	47,898,858
		$381,146,209
Pollution Control – 0.6%
GFL Environmental, Inc.	938,306	$33,910,379
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	431,918	$32,912,151
CSX Corp.	341,227	10,465,432
Union Pacific Corp.	79,940	15,390,049
		$58,767,632
Real Estate – 1.3%
Broadstone Net Lease, Inc., REIT	761,181	$11,935,318
Empire State Realty Trust, REIT, “A”	1,400,988	8,644,096
Extra Space Storage, Inc., REIT	93,631	13,508,144
Jones Lang LaSalle, Inc. (a)	47,713	6,696,043
Prologis, Inc., REIT	52,618	6,553,572
Spirit Realty Capital, Inc., REIT	373,188	14,576,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	97,917	$12,399,230
		$74,313,126
Restaurants – 1.3%
Starbucks Corp.	552,637	$53,959,476
Wendy's Co.	1,035,778	22,797,474
		$76,756,950
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	77,892	$20,963,853
Chemours Co.	406,943	10,779,920
Corteva, Inc.	173,299	9,269,763
DuPont de Nemours, Inc.	284,364	19,106,417
Linde PLC	73,209	25,891,095
Tronox Holdings PLC	776,718	8,264,280
		$94,275,328
Specialty Stores – 5.5%
Amazon.com, Inc. (a)(s)	1,550,261	$186,930,471
Home Depot, Inc.	231,697	65,674,515
Ross Stores, Inc.	351,474	36,419,736
Target Corp.	234,688	30,727,700
		$319,752,422
Telecommunications - Wireless – 1.3%
Liberty Broadband Corp. (a)	340,604	$25,238,756
SBA Communications Corp., REIT	119,977	26,608,499
T-Mobile US, Inc. (a)	179,684	24,661,629
		$76,508,884
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	1,666,318	$4,265,774
Tobacco – 0.5%
Philip Morris International, Inc.	302,360	$27,215,424
Trucking – 0.3%
Saia, Inc. (a)	53,506	$15,204,265
Utilities - Electric Power – 2.8%
CenterPoint Energy, Inc.	678,003	$19,126,465
Constellation Energy	99,447	8,355,537
Dominion Energy, Inc.	109,453	5,503,297
Duke Energy Corp.	168,810	15,073,045
Evergy, Inc.	88,961	5,146,394
Exelon Corp.	298,339	11,829,141
FirstEnergy Corp.	146,268	5,468,960
NextEra Energy, Inc.	428,228	31,457,629
PG&E Corp. (a)	1,619,819	27,439,734
PPL Corp.	220,081	5,766,122
Sempra Energy	67,026	9,620,242
Xcel Energy, Inc.	290,141	18,943,306
		$163,729,872
Total Common Stocks		$5,739,723,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.88% (v)	41,375,430	$41,371,293
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j)	2,210,313	$2,210,313
Securities Sold Short – (0.2)%
Medical & Health Technology & Services – (0.1)%
Healthcare Services Group, Inc.	(435,128)	$(5,878,580)
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(44,300)	$(5,015,203)
Total Securities Sold Short		$(10,893,783)

Other Assets, Less Liabilities – 0.4%		21,843,057
Net Assets – 100.0%		$5,794,253,900
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,371,293 and $5,741,933,333, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At May 31, 2023, the fund had cash collateral of $16,021 and other liquid securities with an aggregate value of $36,716,866 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,739,723,020	$—	$—	$5,739,723,020
Mutual Funds	43,581,606	—	—	43,581,606
Total	$5,783,304,626	$—	$—	$5,783,304,626
Securities Sold Short	$(10,893,783)	$—	$—	$(10,893,783)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$86,682,431	$554,608,596	$599,895,602	$(17,474)	$(6,658)	$41,371,293
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,788,114	$—